Equity - Schedule of Common Stock Purchase Warrant Activity (Detail) - Warrant - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Warrants, Outstanding, Beginning balance	748,060	748,060	205,404
Number of Warrants, Issued	0	0	542,656
Number of Warrants, Outstanding, Ending balance	748,060	748,060	748,060
Weighted Avg. Exercise Price, Outstanding, Beginning balance	$ 5.17	$ 5.17	$ 4.87
Weighted Avg. Exercise Price, Issued	0	0	5.29
Weighted Avg. Exercise Price, Outstanding, Ending balance	$ 5.17	$ 5.17	$ 5.17